NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (24.10%)
Advent International GPE IX Limited Partnership	Primary	10/2019-11/2024	North America	$8,670,931	$14,009,479
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	456	59
Green Equity Investors, VIII, L.P.	Primary	12/2020-02/2024	North America	7,790,628	13,206,816
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,371	1,675,051
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-02/2025	North America	5,473,218	10,804,393
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	5,175,480
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	1,521,087	3,180,623
KKR European Fund V (USD) SCSp	Primary	01/2020-09/2025	Europe	7,010,079	10,283,195
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,299,737	8,642,057
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019-07/2025	Europe	5,162,800	6,945,836
NB Horoscope Aggregator II LP	Co-Investment	06/2021-03/2025	Europe	1,958,968	1,528,643
NB HUB Aggregator LP	Co-Investment	11/2018-12/2023	North America	957,034	2,459,978
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	2,415,752	687,347
TPG Healthcare Partners, L.P.	Primary	12/2019-04/2025	North America	772,963	1,014,771
TPG Partners VIII, L.P.	Primary	12/2019-05/2025	North America	3,024,340	5,095,669
Vertex Aggregator LP	Co-Investment	08/2018-03/2025	North America	1,411,636	1,421,810
				53,322,000	86,131,207
Small and Mid-cap Buyout (52.55%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	1,641,646	2,803,763
Advent Global Technology Limited Partnership	Primary	03/2020-09/2025	North America	10,380,000	15,557,530
AEA Investors Fund VII, L.P.	Primary	10/2019-12/2025	North America	9,317,502	9,481,082
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-08/2025	North America	8,055,062	12,986,659
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	-
Arsenal Capital Partners Fund V LP	Primary	07/2019-11/2025	North America	9,197,115	12,767,217
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-06/2024	North America	2,640,380	1,080,618
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	64,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	31,550
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	3,506,431	3,670,432
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,304,125	1,634,991
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	40	7,025,316
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-10/2025	North America	9,083,399	22,832,681
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	-
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	741,355
Marmor Co-Investment, L.P.	Secondary	09/2019	Europe	-	22,793
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	-	94,815
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2025	North America	7,165,220	12,623,396
Oakley Capital IV-B SCSP	Primary	05/2019-06/2024	Europe	4,060,930	9,872,484
Plaskolite PPC Investor LLC	Co-Investment	12/2018-05/2025	North America	1,740,880	655,775
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	8,759,321	11,880,892
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	2,636,049	13,835,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	3,637,894
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	4,038,513
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-10/2025	North America	7,983,751	13,214,052
The Veritas Capital Fund VII, L.P.	Primary	09/2020-09/2025	North America	11,685,117	16,061,670
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019-12/2025	North America	3,351,078	5,693,203
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	1,313,058	4,136,993
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,338,222
				116,051,403	187,782,896

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (7.11%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-12/2024	North America	8,903,504	21,633,088
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-10/2024	North America	78,305	509,151
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,396,939	3,249,490
				11,378,748	25,391,729
Venture Capital (13.35%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	5,974,271
GGV Capital VII L.P.	Primary	01/2019-12/2024	North America	3,581,546	3,889,506
GGV Capital VII Plus L.P.	Primary	05/2019-12/2025	North America	864,847	1,026,709
GGV Discovery Fund II, L.P.	Primary	01/2019-10/2025	North America	2,574,000	3,627,416
Level Equity Growth Partners IV, L.P.	Primary	11/2018-12/2024	North America	5,200,376	12,232,198
Lightspeed China Partners IV, L.P.	Primary	10/2019-03/2024	Asia	2,102,778	3,335,263
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2024	Asia	1,723,658	2,595,402
TA XIII-A, L.P.	Primary	12/2019-10/2024	North America	8,223,130	15,019,038
				28,775,668	47,699,803

Short Term Investments	Cost	Fair Value
Money Market Fund (2.67%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	9,556,572	9,556,572
	9,556,572	9,556,572

Total Investments (cost $219,084,391) (99.78%)		356,562,207
Other Assets & Liabilities (Net) (0.22%)		808,108
Partners' Capital - Net Assets (100.00%)		$357,370,315

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2025 aggregated $209,527,819. Total fair value of illiquid and restricted securities at December 31, 2025 was $347,005,635 or 97.11% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 3.60%, the annualized seven-day yield as of December 31, 2025.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the Master Fund (the “Board”).

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,945,836	$79,185,371	$86,131,207
Small and Mid-cap Buyout	-	-	9,199,708	178,583,188	187,782,896
Special Situations	-	-	3,249,490	22,142,239	25,391,729
Venture Capital	-	-	-	47,699,803	47,699,803
Money Market Fund	9,556,572	-	-	-	9,556,572
Total	$9,556,572	$-	$19,395,034	$327,610,601	$356,562,207

Significant Unobservable Inputs

As of December 31, 2025, the Master Fund had investments valued at $356,562,207. The fair value of investments valued at $327,610,601 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2025:

			Unobservable Inputs
Investments	Fair Value 12/31/2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,945,836	Market Comparables	LTM EBITDA	13.2x	N/A

Small and Mid-cap Buyout	8,363,538	Market Comparables	LTM EBITDA	12.7x - 17.6x	16.8x

Small and Mid-cap Buyout	741,355	Recent Transaction Value	N/A	N/A	N/A

Small and Mid-cap Buyout	94,815	Escrow Value	1.0x Escrow	N/A	N/A

Special Situations	3,249,490	Market Comparables	LTM EBITDA	26.3x	N/A
Total	$19,395,034

1 Inputs weighted based on fair value of investments in range.

During the nine months ended December 31, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$547,491	$9,528,066

During the nine months ended December 31, 2025, change in unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($5,086,395) and $4,965,801, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the nine months ended December 31, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2025 is one to seven years, with the possibility of extensions by each of the Portfolio Funds.